Other Non-current Assets	6 Months Ended
Jun. 30, 2024
Other Non-Current Assets [Abstract]
OTHER NON-CURRENT ASSETS

7. OTHER NON-CURRENT ASSETS

Other non-current assets, consisted of the following:

	December 31,	June 30,
	2023	2024

Private clouds in construction	$12,012	12,398
Other cloud infrastructure	-	7,005
	$12,012	19,403

Other non-current assets primarily consisted of externally purchased private clouds under construction, which were not available for use as of December 31, 2023 and June 30, 2024.